LEASES - Schedule of Total Operating Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease cost	$ 477	$ 481
Variable lease cost	50	52
Total lease cost	$ 527	$ 533